OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Other Information
Details of unaudited summary financial results
The following tables set forth unaudited summary financial results on a quarterly basis for the most recent two years.

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,	Year Ended
	2012
	(in thousands)
Total revenue	$27,945	$30,598	$36,381	$45,432	$140,356
Operating loss (1)	$(15,698)	$(15,797)	$(8,898)	$(67,814)	$(108,207)
Income (loss) from discontinued operations, net of tax	$5,723	$(1,789)	$(1,102)	$(22,306)	$(19,474)
Gain (loss) on sale of discontinued operations, net of tax	$4,325	$(2,101)	$—	$185	$2,409
Net loss attributable to Magnum Hunter Resources Corporation	$(12,458)	$(12,577)	$(32,463)	$(75,210)	$(132,708)
Net loss attributable to common shareholders	$(17,052)	$(20,843)	$(42,283)	$(87,236)	$(167,414)
Basic and diluted loss per common share	$(0.13)	$(0.15)	$(0.25)	$(0.54)	$(1.07)

	2011
Total revenue	$11,888	$13,218	$19,200	$22,149	$66,455
Operating loss	$(2,973)	$(17,367)	$(12,498)	$(8,750)	$(41,588)
Income (loss) from discontinued operations, net of tax	$285	$2,703	$(172)	$(22,414)	$(19,598)
Net income (loss) attributable to Magnum Hunter Resources Corporation	$(6,690)	$(15,040)	$2,000	$(56,931)	$(76,661)
Net loss attributable to common shareholders	$(9,298)	$(18,497)	$(1,952)	$(60,921)	$(90,668)
Basic and diluted income (loss) per common share	$(0.12)	$(0.16)	$(0.02)	$(0.50)	$(0.80)

See "Oil and Gas Properties - Capitalized Costs" and "Exploration and Abandonment Costs," in "Note 3 - Summary of Significant Accounting Policies" for a discussion of proved and unproved property impairments.

1.
The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.

Details of operating activities by segment
The following tables set forth operating activities by segment for the years ended December 31, 2012, 2011, and 2010.

	For the Year Ended December 31, 2012 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$114,659	$—	$—	$—	$—	$—	$114,659
Gas transportation, gathering and processing	—	—	15,469	—	—	(2,429)	13,040
Oil field services	—	—	—	13,552	—	(1,219)	12,333
Other revenue	99	—	223	—	—	2	324
Total revenue	114,758	—	15,692	13,552	—	(3,646)	140,356
Lease operating expenses	30,429	—	—	—	—	(3,590)	26,839
Severance taxes and marketing	7,854	—	—	—	—	—	7,854
Exploration and abandonments	78,221	—	—	—	—	—	78,221
Gas transportation, gathering and processing	—	—	7,908	—	—	120	8,028
Oil field services	—	—	—	10,420	—	(383)	10,037
Impairment of proved oil and gas properties	3,772	—	—	—	—	—	3,772
Depreciation, depletion, and accretion	52,332	—	5,963	967	—	468	59,730
Loss (gain) on sale of assets	278	—	(250)	600	—	—	628
General and administrative	21,789	—	3,798	418	27,137	312	53,454
Total expenses	194,675	—	17,419	12,405	27,137	(3,073)	248,563
Operating income (loss)	(79,917)	—	(1,727)	1,147	(27,137)	(573)	(108,207)
Interest income	197	—	—	—	3,483	(3,481)	199
Interest expense	(13,053)	—	(758)	(327)	(41,022)	3,544	(51,616)
Gain on derivative contracts	129	—	8,692	—	13,418	—	22,239
Other	(882)	—	(546)	(155)	—	—	(1,583)
Total other income (expense)	(13,609)	—	7,388	(482)	(24,121)	63	(30,761)
Income (loss) from continuing operations before income tax	(93,526)	—	5,661	665	(51,258)	(510)	(138,968)
Income tax benefit (expense)	19,312	—	—	—	—	—	19,312
Income (loss) from continuing operations	(74,214)	—	5,661	665	(51,258)	(510)	(119,656)
Income (loss) from discontinued operations	6,662	(25,021)	—	230	—	(1,345)	(19,474)
Gain on sale of discontinued operations	2,409	—	—	—	—	—	2,409
Net income (loss)	(65,143)	(25,021)	5,661	895	(51,258)	(1,855)	(136,721)
Loss (income) attributable to non-controlling interest	4,173	—	(160)	—	—	—	4,013
Net income (loss) attributable to Magnum Hunter Resources Corporation	$(60,970)	$(25,021)	$5,501	$895	$(51,258)	$(1,855)	$(132,708)
Dividends on preferred stock	—	—	(11,864)	—	(22,842)	—	(34,706)
Net income (loss) attributable to common shareholders	$(60,970)	$(25,021)	$(6,363)	$895	$(74,100)	$(1,855)	$(167,414)
Total segment assets	$1,602,022	$392,918	$245,207	$23,810	$93,612	$(158,937)	$2,198,632
Segment capital expenditures	$417,431	$84,536	$57,010	$8,828	$805	$—	$568,610

	For the Year Ended December 31, 2011(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$58,726	$—	$—	$—	$—	$—	$58,726
Gas transportation, gathering and processing	—	—	1,978	—	—	(1,484)	494
Oil field services	—	—	—	9,417	—	(2,268)	7,149
Other revenue	65	—	12	9	—	—	86
Total revenue	58,791	—	1,990	9,426	—	(3,752)	66,455
Lease operating expenses	17,194	—	—	—	—	(2,196)	14,998
Severance taxes and marketing	5,341	—	—	—	—	—	5,341
Exploration and abandonments	2,605	—	—	—	—	—	2,605
Gas transportation, gathering and processing	—	—	373	—	—	—	373
Oil field services	—	—	—	8,315	—	(1,556)	6,759
Impairment of proved oil and gas properties	—	—	—	—	—	—	—
Depreciation, depletion, and accretion	20,913	—	1,789	544	—	—	23,246
Loss (gain) on sale of assets	861	—	(500)	—	—	—	361
General and administrative	2,255	—	850	461	50,794	—	54,360
Total expenses	49,169	—	2,512	9,320	50,794	(3,752)	108,043
Operating income (loss)	9,622	—	(522)	106	(50,794)	—	(41,588)
Interest income	6	—	—	—	4		10
Interest expense	(2,071)	—	(1,673)	(183)	(9,879)	2,054	(11,752)
Loss on derivative contracts	—	—	—	—	(6,346)	—	(6,346)
Other	—	—	—	—	—	—	—
Total other income (expense)	(2,065)	—	(1,673)	(183)	(16,221)	2,054	(18,088)
Income (loss) from continuing operations before income tax	7,557	—	(2,195)	(77)	(67,015)	2,054	(59,676)
Income tax benefit (expense)	1,637	697	—	1,042	—	(514)	2,862
Income (loss) from continuing operations	9,194	697	(2,195)	965	(67,015)	1,540	(56,814)
Income from discontinued operations	(21,848)	1,855	—	1,935	—	(1,540)	(19,598)
Net income (loss)	(12,654)	2,552	(2,195)	2,900	(67,015)	—	(76,412)
Net income attributable to non-controlling interest	(249)	—	—	—	—	—	(249)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(12,903)	2,552	(2,195)	2,900	(67,015)	—	(76,661)
Dividends on preferred stock	—	—	—	—	(14,007)	—	(14,007)
Net income (loss) attributable to common shareholders	$(12,903)	$2,552	$(2,195)	$2,900	$(81,022)	$—	$(90,668)
Total segment assets	$797,674	$349,410	$83,847	$17,045	$47,839	$(127,055)	$1,168,760
Segment capital expenditures	$202,818	$18,493	$54,748	$6,494	$9,389	$—	$291,942

	For the Year Ended December 31, 2010(in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$26,974	$—	$—	$—	$—	$—	$26,974
Gas transportation, gathering and processing	—	—	334	—	—	(171)	163
Oil field services	—	—	—	3,388	—	(2,166)	1,222
Other revenue	168	—	80	2	—	—	250
Total revenue	27,142	—	414	3,390	—	(2,337)	28,609
Lease operating expenses	10,868	—	—	—	—	(190)	10,678
Severance taxes and marketing	2,347	—	—	—	—	—	2,347
Exploration and abandonments	942	—	—	—	—	—	942
Gas transportation, gathering and processing	—	—	214	—	—	—	214
Oil field services	—	—	—	3,419	—	(2,147)	1,272
Impairment of proved oil and gas properties	306	—	—	—	—	—	306
Depreciation, depletion, and accretion	7,780	—	45	364	—	—	8,189
General and administrative	1,724	—	71	143	22,835	—	24,773
Total expenses	23,967	—	330	3,926	22,835	(2,337)	48,721
Operating income (loss)	3,175	—	84	(536)	(22,835)	—	(20,112)
Interest income	20	—	—	—	41	—	61
Interest expense	(23)	—	—	(149)	(3,412)	—	(3,584)
Gain (loss) on derivative contracts	(6)	—	—	—	820	—	814
Other	9	—	—	—	—	—	9
Total other expense	—	—	—	(149)	(2,551)	—	(2,700)
Income (loss) from continuing operations before income tax	3,175	—	84	(685)	(25,386)	—	(22,812)
Income tax benefit	3,005	—	—	194	—	—	3,199
Income (loss) from continuing operations	6,180	—	84	(491)	(25,386)	—	(19,613)
Income from discontinued operations	1,254	—	—	359	—	—	1,613
Gain on sale of discontinued operations	4,329	—	—	—	—	—	4,329
Net income (loss)	11,763	—	84	(132)	(25,386)	—	(13,671)
Net (income) loss attributable to non-controlling interest	(129)	—	—	—	—	—	(129)
Net income (loss) attributable to Magnum Hunter Resources Corporation	11,634	—	84	(132)	(25,386)	—	(13,800)
Dividends on preferred stock	—	—	—	—	(2,467)	—	(2,467)
Net income (loss) attributable to common shareholders	11,634	—	84	(132)	(27,853)	—	(16,267)
Total segment assets	$189,072	$—	$33,060	$7,253	$19,582	$—	$248,967
Segment capital expenditures	$60,042	$—	$18,274	$1,762	$—	$—	$80,078

Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Purchase of non-producing leases	$414,037	$397,947	$46,683
Purchase of producing properties	159,290	226,634	53,116
Exploration costs	165,789	112,606	43,466
Development costs	262,486	101,151	13,641
Asset retirement obligation	407	5,390	2,171
	$1,002,009	$843,728	$159,077

Summary of estimating quantities of proved reserves data
The following reserve data only represent estimates and should not be construed as being exact.

Total Proved Reserves	Crude Oil and Liquids	Natural Gas
	(MBbl)	MMcf)
Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchases of reserves in place	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sales of reserves in place	(1,507)	(5,298)
Production	(384)	(1,227)
Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,494
Purchases of reserves in place	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sales of reserves in place	(215)	(11)
Production	(869)	(6,854)
Balance December 31, 2011	21,709	139,237
Extensions, discoveries and other additions	3,415	544
Revisions of previous estimates	12,568	25,644
Purchases of reserves in place	10,613	12,082
Sales of reserves in place	(10)	(63)
Production	(2,343)	(14,824)
Balance December 31, 2012	45,952	162,620
Developed reserves, included above:
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198
December 31, 2012	22,617	125,526

Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Future cash inflows	$4,248,384	$2,409,249	$709,788
Future production costs	(1,520,260)	(765,048)	(253,544)
Future development costs	(603,809)	(330,007)	(77,216)
Future income tax expense	(230,500)	(253,721)	(88,233)
Future net cash flows	1,893,815	1,060,473	290,795
10% annual discount for estimated timing of cash flows	(1,046,162)	(586,077)	(162,836)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$474,396	$127,959	$47,388
Net changes in prices and production costs	13,647	49,498	17,133
Changes in estimated future development costs	(391,318)	(167,399)	(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)	(71,724)	(19,054)
Net changes due to extensions, discoveries, and improved recovery	60,468	110,316	51,022
Net changes due to revisions of previous quantity estimates (1)	290,500	235,163	(355)
Previously estimated development costs incurred during the period	245,168	24,740	25,020
Accretion of discount	85,377	27,029	2,740
Purchase of minerals in place	217,791	234,336	112,406
Sale of minerals in place	(354)	(3,726)	(23,837)
Changes in timing and other (2)	22,436	824	(1,863)
Net change in income taxes	8,926	(92,620)	(31,691)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

1.
The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 MBbl of oil and natural gas liquids and 25,644 MMcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 MBbls of oil and natural gas liquids and 40,494 MMcf of natural gas.

2.
The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.

Standardized measure to calculate future net revenues
The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows:

	2012	2011	2010
Oil (per Bbl)	$88.37	$96.19	$79.43
Natural gas liquids (per Bbl)	$53.94	$44.25	$—
Gas (per Mcf)	$3.08	$4.11	$4.37